Average Annual Total Returns - Invesco SP SmallCap Information Technology ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Capped Information Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Capped Information Technology Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Capped Information Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Apr. 07, 2010	39.18%	14.16%	14.92%	39.09%	14.09%	14.85%	23.24%	11.39%	12.63%	39.59%	14.45%	15.24%	22.78%	9.56%	12.44%